Operating Leases (Tables)	12 Months Ended
Dec. 31, 2021
Operating Leases
Summary of components of lease expense

	For the year ended	For the year ended	For the year ended
	December 31, 2019	December 31, 2020	December 31, 2021
	RMB	RMB	RMB
Operating lease cost	40,926	46,092	51,081
Lease cost for leases with terms less than one year	1,542	856	1,045
Total lease cost	42,468	46,948	52,126

Summary of maturities of lease liabilities

As of December 31,
2021
RMB
2022	19,801
2023	11,535
2024	6,770
2025	2,999
2026 and thereafter	—
Total undiscounted lease payments	41,105
Less: imputed interest	(2,365)
Total lease liabilities	38,740

Summary of lease terms and discount rates

	As of December 31,	As of December 31,
	2020	2021
Weighted average remaining lease term(years)	2.77	2.52

Weighted average discount rate(percentage)	4.88%	4.93%

Summary of supplemental information related to operating leases

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2019	2020	2021
Cash paid for operating leases	40,840	43,190	46,008
Right-of-use assets obtained in exchange for operating lease liabilities	38,407	81,663	38,744